Segment Information and Significant Customers	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Segment Information and Significant Customers [Abstract]
SEGMENT INFORMATION AND SIGNIFICANT CUSTOMERS

NOTE 16: SEGMENT INFORMATION AND SIGNIFICANT CUSTOMERS

Segment Information

We currently operate in one reportable segment, marketing technology solutions. Substantially all property and equipment is located at our offices in the United States, and a data center located in the United States. All sales for the three months ended March 31, 2018 and 2017 were in the United States and Canada.

Major Customers

We had 2 and 3 customers that in the aggregate accounted for 58% and 63% of accounts receivable as of March 31, 2018 and December 31, 2017, respectively.

The Company had 4 and 1 customers that accounted for 66% and 68% of revenue for the three months ended March 31, 2018 and 2017, respectively.

For the quarters ended March 31, 2018 and 2017, the Company had sales of $417 and $108, respectively, with a related party entity that is approximately 20% owned by a member of senior management. Accounts receivable due from the related party was $2,503 and $3,017 at March 31, 2018 and December 31, 2017, respectively.

NOTE 15: SEGMENT INFORMATION AND SIGNIFICANT CUSTOMERS

Segment Information

We currently operate in one reportable segment, marketing technology solutions. Substantially all property and equipment is located at our offices in the United States. All sales for the years ended December 31, 2017 and 2016, were in the United States and Canada.

Major Customers

We had three and two customers that accounted for 63% and 71% of accounts receivable as of December 31, 2017 and 2016, respectively. We do not believe the loss of this customer will have a material adverse effect on our business. The Company had three customers that accounted for 56% and 56% of revenue for the years ended December 31, 2017 and 2016, respectively.

For the years ended December 31, 2017 and 2016, the Company had sales of $3,390 and $1,344, respectively, with a related party entity that is 22.5% owned by a member of senior management. Accounts receivable due from the related party was $3,017 and $543 at December 31, 2017 and 2016, respectively.